SHAREHOLDERS' EQUITY (Other) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Jun. 30, 2011 TJP [Member]	Dec. 31, 2014 Warrants J [Member] USD ($)	Dec. 31, 2014 Warrants 7 [Member] USD ($)	Dec. 31, 2012 Warrants 7 [Member]	Dec. 31, 2014 Series 9 [Member] USD ($)	Jul. 31, 2013 Series 9 [Member]
SHAREHOLDERS' EQUITY [Abstract]
Capital notes				4,500,000
Proceeds on account of shareholders' equity	$ 19,613	$ 38,956	$ 104,690
Proceeds from exercise of warrants		$ 19,000
Class of Warrant or Right [Line Items]
Shares issuable for warrants							1,700,000		1,900,000		5,500,000
Exercise price							$ 25.50	$ 7.2		$ 7.33
Shares called by each warrant							1	1
Common stock, par value				15	15
Warrants outstanding								1,100,000		5,100,000
Shares issued in consideration of acquisition						1,300,000